CONTENT ASSETS - Estimated Amortization Expense (Details) - Dec. 31, 2021 ₽ in Millions, $ in Millions	RUB (₽)	USD ($)
Estimated amortization expense
2022	₽ 5,075	$ 68.4
2023	3,945	53.1
2024	3,353	45.1
Content Assets
Estimated amortization expense
2022	4,826	65.0
2023	2,472	33.3
2024	1,317	17.7
Total	8,615	$ 116.0
Licensed content, net
Estimated amortization expense
2022	4,264
2023	1,891
2024	775
Total	6,930
Produced content, net
Estimated amortization expense
2022	562
2023	581
2024	542
Total	₽ 1,685